Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024
Schedule of Inventory [Abstract]
Work in progress	$ 1,530	[1]	$ 1,509
Raw materials	51		59
Inventory, Net	$ 1,581		$ 1,568

[1]	As of December 31, 2025, the inventory includes two TES facilities under construction (see also Note 12D), that have been written down to net realizable value (see also note 13C).